UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-8349

Name of Fund: MuniHoldings Florida Insured Fund

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, MuniHoldings Florida Insured Fund, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 08/31/05

Date of reporting period: 03/01/05 - 05/31/05

Item 1 - Schedule of Investments

MuniHoldings Florida Insured Fund
Schedule of Investments as of May 31, 2005                        (in Thousands)

                     Face
                     Amount      Municipal Bonds                                                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
Florida - 150.3%     $ 6,600     Alachua County, Florida, School Board, COP, 5.25% due 7/01/2029 (b)                      $   7,202
                     --------------------------------------------------------------------------------------------------------------
                       4,195     Beacon Tradeport Community Development District, Florida, Special Assessment Revenue
                                 Refunding Bonds (Commercial Project), Series A, 5.625% due 5/01/2032 (k)                     4,594
                     --------------------------------------------------------------------------------------------------------------
                                 Brevard County, Florida, HFA, S/F Mortgage Revenue Bonds, AMT (d)(g):
                       1,520         6.80% due 3/01/2028                                                                      1,542
                          70        (Multi-County Program), 6.30% due 3/01/2020                                                  74
                     --------------------------------------------------------------------------------------------------------------
                         470     Broward County, Florida, HFA, S/F Mortgage Revenue Bonds, AMT, 6.70%
                                 due 2/01/2028 (d)(g)                                                                           476
                     --------------------------------------------------------------------------------------------------------------
                         880     Clay County, Florida, HFA, S/F Mortgage Revenue Bonds, AMT, 6.55% due 3/01/2028 (d)(i)         899
                     --------------------------------------------------------------------------------------------------------------
                       1,320     Clay County, Florida, School Board, COP (Master Lease Program), 5.75% due 7/01/2022 (a)      1,469
                     --------------------------------------------------------------------------------------------------------------
                       5,000     Collier County, Florida, IDA, IDR, Refunding (Southern States Utilities), AMT, 6.50%
                                 due 10/01/2025                                                                               5,167
                     --------------------------------------------------------------------------------------------------------------
                       5,380     Dade County, Florida, HFA, S/F Mortgage Revenue Bonds, AMT, 6.70% due 4/01/2028 (d)(g)       5,494
                     --------------------------------------------------------------------------------------------------------------
                                 Dade County, Florida, Water and Sewer System Revenue Bonds (h):
                      20,575         5.25% due 10/01/2021                                                                    21,621
                      21,640         5.25% due 10/01/2026                                                                    22,671
                     --------------------------------------------------------------------------------------------------------------
                                 Escambia County, Florida, HFA, S/F Mortgage Revenue Refunding Bonds (Multi-County
                                 Program), AMT, Series A (a)(i):
                         490         6.30% due 10/01/2020                                                                       494
                       1,825         6.375% due 10/01/2026                                                                    1,842
                     --------------------------------------------------------------------------------------------------------------
                      20,225     Escambia County, Florida, Health Facilities Authority, Health Facility Revenue Bonds
                                 (Florida Health Care Facility Loan), 5.95% due 7/01/2020 (b)                                20,431
                     --------------------------------------------------------------------------------------------------------------
                       5,280     Escambia County, Florida, Health Facilities Authority, Revenue Refunding Bonds
                                 (Ascension Health Credit), Series A-1, 5.75% due 11/15/2009 (b)(j)                           5,905
                     --------------------------------------------------------------------------------------------------------------
                       2,425     Florida HFA, Homeowner Mortgage Revenue Refunding Bonds, AMT, Series 2, 5.75%
                                 due 7/01/2014 (a)                                                                            2,528
                     --------------------------------------------------------------------------------------------------------------
                       9,965     Florida HFA, Revenue Refunding Bonds, AMT, RITR, Series 12, 8.35% due 7/01/2029 (a)(f)      10,758
                     --------------------------------------------------------------------------------------------------------------
                       1,385     Florida Housing Finance Corporation, Homeowner Mortgage Revenue Refunding Bonds, AMT,
                                 Series 4, 6.25% due 7/01/2022 (c)                                                            1,419
                     --------------------------------------------------------------------------------------------------------------
                       2,055     Florida Housing Finance Corporation, Housing Revenue Bonds (Waverly Apartments), AMT,
                                 Series C-1, 6.30% due 7/01/2030 (c)                                                          2,204
                     --------------------------------------------------------------------------------------------------------------
                                 Florida Municipal Loan Council Revenue Bonds, Series B (a):
                       1,285         5.375% due 11/01/2025                                                                    1,391
                       4,150         5.375% due 11/01/2030                                                                    4,492

Portfolio Abbreviations

To simplify the listings of MuniHoldings Florida Insured Fund's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list at right.


AMT              Alternative Minimum Tax (subject to)
COP              Certificates of Participation
DRIVERS          Derivative Inverse Tax-Exempt Receipts
GO               General Obligation Bonds
HFA              Housing Finance Agency
IDA              Industrial Development Authority
IDR              Industrial Development Revenue Bonds
M/F              Multi-Family
PCR              Pollution Control Revenue Bonds
RIB              Residual Interest Bonds
RITR             Residual Interest Trust Receipts
S/F              Single-Family

MuniHoldings Florida Insured Fund
Schedule of Investments as of May 31, 2005                        (in Thousands)

                     Face
                     Amount      Municipal Bonds                                                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
                     $ 3,750     Florida State Board of Education, Capital Outlay, GO, Public Education, Refunding,
                                 Series D, 5.75% due 6/01/2022 (c)                                                        $   4,208
                     --------------------------------------------------------------------------------------------------------------
                                 Florida State Board of Education, Capital Outlay, GO, Public Education (j):
                       1,000         Series C, 5.75% due 6/01/2010 (h)                                                        1,131
                       6,600         Series C, 5.75% due 6/01/2010 (h)                                                        7,468
                       7,000         Series E, 5.625% due 6/01/2010 (c)                                                       7,665
                     --------------------------------------------------------------------------------------------------------------
                      12,725     Florida State Board of Education, Lottery Revenue Bonds, DRIVERS, Series 222, 9.432%
                                 due 7/01/2017 (f)(h)                                                                        16,672
                     --------------------------------------------------------------------------------------------------------------
                                 Florida State Board of Regents, Housing Revenue Bonds (h):
                       2,200        (University of Central Florida), 5.25% due 10/01/2026                                     2,364
                       1,080        (University of Florida), 6% due 7/01/2018                                                 1,226
                     --------------------------------------------------------------------------------------------------------------
                       7,165     Florida State Board of Regents, University Systems Improvement Revenue Bonds, 5.25%
                                 due 7/01/2022 (a)                                                                            7,499
                     --------------------------------------------------------------------------------------------------------------
                       3,505     Florida State Department of General Services, Division Facilities Management Revenue
                                 Bonds (Florida Facilities Pool), Series A, 6% due 9/01/2025 (b)                              3,944
                     --------------------------------------------------------------------------------------------------------------
                                 Florida State Governmental Utility Authority, Utility Revenue Bonds (b):
                       2,350        (Citrus Utility System), 5.125% due 10/01/2033                                            2,501
                       2,900        (Lehigh Utility System), 5.125% due 10/01/2033                                            3,087
                     --------------------------------------------------------------------------------------------------------------
                                 Florida State Turnpike Authority, Turnpike Revenue Bonds (Department of
                                 Transportation), Series A (j):
                       3,590         5.50% due 7/01/2010 (a)                                                                  4,021
                       2,835         5.75% due 7/01/2010                                                                      3,208
                     --------------------------------------------------------------------------------------------------------------
                      14,325     Florida State Turnpike Authority, Turnpike Revenue Bonds, DRIVERS, Series 218, 10.934%
                                 due 7/01/2029 (f)(h)                                                                        18,769
                     --------------------------------------------------------------------------------------------------------------
                       7,135     Highlands County, Florida, Health Facilities Authority, Hospital Revenue Bonds
                                 (Adventist Health System), Series A, 6% due 11/15/2031                                       7,799
                     --------------------------------------------------------------------------------------------------------------
                       4,500     Hillsborough County, Florida, IDA, PCR, Refunding (Tampa Electric Company Project),
                                 6.25% due 12/01/2034 (a)                                                                     4,614
                     --------------------------------------------------------------------------------------------------------------
                                 Hillsborough County, Florida, School Board, COP (a)(j):
                       6,600         5.375% due 7/01/2009                                                                     7,193
                      33,400         6% due 7/01/2009                                                                        37,491
                     --------------------------------------------------------------------------------------------------------------
                       1,300     Indian River County, Florida, Water and Sewer Revenue Refunding Bonds, Series A,
                                 5.25% due 9/01/2018 (h)                                                                      1,406
                     --------------------------------------------------------------------------------------------------------------
                       1,800     Jacksonville, Florida, Economic Development Commission, Health Care Facilities Revenue
                                 Bonds (Mayo Clinic-Jacksonville), Series A, 5.50% due 11/15/2036 (a)                         1,987
                     --------------------------------------------------------------------------------------------------------------
                       7,305     Jacksonville, Florida, Guaranteed Entitlement Revenue Refunding and Improvement Bonds,
                                 5.25% due 10/01/2032 (h)                                                                     7,919
                     --------------------------------------------------------------------------------------------------------------
                                 Jacksonville, Florida, Port Authority, Airport Revenue Bonds, AMT, Series A (h):
                       1,295         6.10% due 10/01/2018                                                                     1,332
                       8,385         6.25% due 10/01/2024                                                                     8,630
                     --------------------------------------------------------------------------------------------------------------
                                 Jacksonville, Florida, Port Authority, Seaport Revenue Bonds, AMT (a):
                       1,130         5.625% due 11/01/2010 (j)                                                                1,252
                       1,870         5.625% due 11/01/2026                                                                    2,025
                     --------------------------------------------------------------------------------------------------------------
                                 Jacksonville, Florida, Sales Tax Revenue Bonds (b):
                       2,000         5.50% due 10/01/2016                                                                     2,225
                       3,800         5.50% due 10/01/2018                                                                     4,219
                     --------------------------------------------------------------------------------------------------------------

MuniHoldings Florida Insured Fund
Schedule of Investments as of May 31, 2005                        (in Thousands)

                     Face
                     Amount      Municipal Bonds                                                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
                     $ 1,500     Jacksonville, Florida, Water and Sewer Revenue Bonds (United Water Florida Project),
                                 AMT, 6.35% due 8/01/2025 (b)                                                             $   1,537
                     --------------------------------------------------------------------------------------------------------------
                                 Lee County, Florida, Airport Revenue Bonds (c):
                       9,963         RIB, AMT, Series 811-X, 8.72% due 10/01/2029 (f)                                        12,233
                       1,000         Series B, 5.75% due 10/01/2033                                                           1,106
                     --------------------------------------------------------------------------------------------------------------
                         175     Lee County, Florida, HFA, S/F Mortgage Revenue Bonds (Multi-County Program), AMT,
                                 Series A-1, 7.20% due 3/01/2033 (d)(g)                                                         178
                     --------------------------------------------------------------------------------------------------------------
                         835     Lee County, Florida, HFA, S/F Mortgage Revenue Refunding Bonds, AMT, Series A-2, 6.30%
                                 due 3/01/2029 (d)(e)(g)                                                                        840
                     --------------------------------------------------------------------------------------------------------------
                                 Leesburg, Florida, Capital Improvement Revenue Bonds (h):
                       1,605         5.25% due 10/01/2027                                                                     1,760
                       3,425         5.25% due 10/01/2034                                                                     3,736
                     --------------------------------------------------------------------------------------------------------------
                         775     Manatee County, Florida, HFA, S/F Mortgage Revenue Refunding Bonds, AMT, Sub-Series 1,
                                 6.25% due 11/01/2028 (d)                                                                       783
                     --------------------------------------------------------------------------------------------------------------
                       1,330     Marco Island, Florida, Utility System Revenue Bonds, 5.25% due 10/01/2020 (a)                1,472
                     --------------------------------------------------------------------------------------------------------------
                       5,990     Martin County, Florida, Utilities System Revenue Bonds, 5.125% due 10/01/2033 (b)            6,376
                     --------------------------------------------------------------------------------------------------------------
                       2,000     Miami Beach, Florida, Redevelopment Agency, Tax Increment Revenue Bonds, City Center
                                 Tax Allocation (Historic Village), AMT, 5.875% due 12/01/2022 (a)                            2,044
                     --------------------------------------------------------------------------------------------------------------
                                 Miami Beach, Florida, Stormwater Revenue Bonds (h):
                       1,630         5.75% due 9/01/2016                                                                      1,836
                       1,000         5.25% due 9/01/2020                                                                      1,085
                       4,400         5.25% due 9/01/2025                                                                      4,724
                       1,910         5.375% due 9/01/2030                                                                     2,064
                     --------------------------------------------------------------------------------------------------------------
                                 Miami Beach, Florida, Water and Sewer Revenue Bonds (b):
                       2,690         5.625% due 9/01/2018                                                                     3,005
                      10,600         5.75% due 9/01/2025                                                                     11,763
                     --------------------------------------------------------------------------------------------------------------
                                 Miami-Dade County, Florida, Aviation Revenue Bonds:
                       4,210         AMT, Series A, 5.125% due 10/01/2035 (c)                                                 4,383
                      10,000        (Miami International Airport), AMT, Series A, 6% due 10/01/2029 (h)                      11,139
                      11,040        (Miami International Airport), Series B, 5% due 10/01/2037 (h)                           11,598
                       6,000        (Miami International Airport), AMT, Series A, 6% due 10/01/2024 (h)                       6,684
                     --------------------------------------------------------------------------------------------------------------
                                 Miami-Dade County, Florida, Educational Facilities Authority Revenue Bonds (University
                                 of Miami), Series A (b):
                       1,000         5.50% due 4/01/2019                                                                      1,102
                      19,425         6% due 4/01/2023                                                                        21,804
                       5,000         5.75% due 4/01/2029                                                                      5,512
                     --------------------------------------------------------------------------------------------------------------
                                 Miami-Dade County, Florida, Expressway Authority, Toll System Revenue Bonds,
                                 Series B (h):
                       8,995         5.25% due 7/01/2027                                                                      9,830
                      10,375         5% due 7/01/2033                                                                        10,972
                     --------------------------------------------------------------------------------------------------------------
                      12,250     Miami-Dade County, Florida, Expressway Authority, Toll System Revenue Refunding
                                 Bonds, 5.125% due 7/01/2025 (h)                                                             13,139
                     --------------------------------------------------------------------------------------------------------------
                       6,705     Miami-Dade County, Florida, GO (Parks Program), 6% due 11/01/2024 (h)                        7,504
                     --------------------------------------------------------------------------------------------------------------

MuniHoldings Florida Insured Fund
Schedule of Investments as of May 31, 2005                        (in Thousands)

                     Face
                     Amount      Municipal Bonds                                                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
                     $ 2,185     Miami-Dade County, Florida, HFA, M/F Mortgage Revenue Bonds (Marbrisa Apartments
                                 Project), AMT, Series 2A, 6% due 8/01/2026 (c)                                           $   2,344
                     --------------------------------------------------------------------------------------------------------------
                                 Miami-Dade County, Florida, IDA, IDR (b):
                       5,100        (Airis Miami II LLC Project), AMT, 6% due 10/15/2019                                      5,626
                       3,280        (BAC Funding Corporation Project), Series A, 5.25% due 10/01/2020                         3,586
                     --------------------------------------------------------------------------------------------------------------
                                 Miami-Dade County, Florida, Solid Waste System Revenue Bonds:
                       2,945         5.50% due 10/01/2015 (c)                                                                 3,273
                       3,105         5.50% due 10/01/2016 (c)                                                                 3,451
                       8,800         5.25% due 10/01/2030 (a)                                                                 9,676
                     --------------------------------------------------------------------------------------------------------------
                                 Nassau County, Florida, Public Improvement Revenue Refunding Bonds (a):
                       1,035         5.75% due 5/01/2016                                                                      1,162
                       1,095         5.75% due 5/01/2017                                                                      1,229
                       1,155         5.75% due 5/01/2018                                                                      1,295
                       1,225         5.75% due 5/01/2019                                                                      1,373
                     --------------------------------------------------------------------------------------------------------------
                       5,175     Nassau County, Florida, Water and Sewer System Revenue Bonds, 5.125% due 9/01/2033 (a)       5,506
                     --------------------------------------------------------------------------------------------------------------
                          25     Orange County, Florida, HFA, Homeowner Revenue Refunding Bonds, AMT, Series B-1, 6.20%
                                 due 9/01/2029 (d)(g)                                                                            26
                     --------------------------------------------------------------------------------------------------------------
                       2,375     Orange County, Florida, HFA, M/F Housing Revenue Bonds, Series A, 6.40%
                                 due 1/01/2031 (a)                                                                            2,478
                     --------------------------------------------------------------------------------------------------------------
                       1,705     Orange County, Florida, HFA, S/F Mortgage Revenue Bonds, AMT, 6.85%
                                 due 10/01/2027 (d)(g)                                                                        1,741
                     --------------------------------------------------------------------------------------------------------------
                                 Orange County, Florida, Health Facilities Authority, Hospital Revenue Bonds:
                       2,900        (Adventist Health System), 6.25% due 11/15/2024                                           3,246
                       9,220        (Orlando Regional Healthcare), 6% due 12/01/2029                                         10,093
                       5,000        (Orlando Regional Healthcare), Series A, 6.25% due 10/01/2018 (a)                         6,148
                     --------------------------------------------------------------------------------------------------------------
                       1,300     Orange County, Florida, School Board COP, 5.50% due 8/01/2025 (b)                            1,408
                     --------------------------------------------------------------------------------------------------------------
                                 Orange County, Florida, Tourist Development, Tax Revenue Bonds (b):
                       5,710         5.375% due 10/01/2009 (j)                                                                6,247
                       2,000         5.50% due 10/01/2009 (j)                                                                 2,198
                      31,745         5.75% due 10/01/2009 (j)                                                                35,212
                      27,075         5.50% due 10/01/2032                                                                    29,752
                     --------------------------------------------------------------------------------------------------------------
                                 Orlando and Orange County, Florida, Expressway Authority Revenue Bonds, Series B (b):
                       3,250         5% due 7/01/2030                                                                         3,433
                      28,700         5% due 7/01/2035                                                                        30,219
                     --------------------------------------------------------------------------------------------------------------
                                 Osceola County, Florida, Infrastructure Sales Surplus Tax Revenue Bonds (b):
                       3,155         5.375% due 10/01/2018                                                                    3,513
                       7,680         5.25% due 10/01/2025                                                                     8,340
                     --------------------------------------------------------------------------------------------------------------
                                 Osceola County, Florida, Sales Tax Revenue Bonds (h):
                       2,065         5.625% due 6/01/2016                                                                     2,323
                       1,605         5.625% due 6/01/2017                                                                     1,803
                       1,075         5.625% due 6/01/2018                                                                     1,207
                     --------------------------------------------------------------------------------------------------------------

MuniHoldings Florida Insured Fund
Schedule of Investments as of May 31, 2005                        (in Thousands)

                     Face
                     Amount      Municipal Bonds                                                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
                     $ 4,240     Osceola County, Florida, School Board, COP, Series A, 5.25% due 6/01/2027 (b)            $   4,593
                     --------------------------------------------------------------------------------------------------------------
                       5,560     Osceola County, Florida, Tourist Development Tax Revenue Bonds, Series A, 5.50%
                                 due 10/01/2027 (h)                                                                           6,145
                     --------------------------------------------------------------------------------------------------------------
                                 Palm Beach County, Florida, GO (Liquid Acquisition Program), Series B (a):
                       4,605         5.75% due 8/01/2016                                                                      5,094
                       5,330         5.75% due 8/01/2018                                                                      5,887
                     --------------------------------------------------------------------------------------------------------------
                                 Palm Beach County, Florida, Public Improvement Revenue Bonds (Convention Center
                                 Project) (h)(j):
                       5,500         5.625% due 11/01/2011                                                                    6,251
                     --------------------------------------------------------------------------------------------------------------
                       6,115     Palm Beach County, Florida, School Board COP, Refunding, Series B, 5.375%
                                 due 8/01/2017 (b)                                                                            6,776
                     --------------------------------------------------------------------------------------------------------------
                                 Palm Beach County, Florida, School Board COP, Series A (j):
                       5,070         6% due 8/01/2010 (h)                                                                     5,805
                      13,205         6.25% due 8/01/2010 (h)                                                                 15,275
                       4,235         5.50% due 8/01/2011 (b)                                                                  4,802
                     --------------------------------------------------------------------------------------------------------------
                       2,070     Pembroke Pines, Florida, Public Improvement Revenue Bonds, Series A, 5%
                                 due 10/01/2034 (b)                                                                           2,197
                     --------------------------------------------------------------------------------------------------------------
                       9,885     Polk County, Florida, School Board COP, Master Lease, Series A, 5.50% due 1/01/2025 (c)     10,793
                     --------------------------------------------------------------------------------------------------------------
                       9,645     Pompano Beach, Florida, Water and Sewer Revenue Bonds, 6% due 7/01/2020 (h)                 10,299
                     --------------------------------------------------------------------------------------------------------------
                                 Port St. Lucie, Florida, Utility Revenue Bonds (a):
                       1,280         5.25% due 9/01/2026                                                                      1,404
                       1,345         5.25% due 9/01/2027                                                                      1,474
                     --------------------------------------------------------------------------------------------------------------
                                 Saint Johns County, Florida, IDA, IDR, Refunding (Professional Golf Project) (a):
                       1,275         5.50% due 9/01/2015                                                                      1,427
                       1,345         5.50% due 9/01/2016                                                                      1,498
                       1,420         5.50% due 9/01/2017                                                                      1,580
                       1,500         5.50% due 9/01/2018                                                                      1,667
                     --------------------------------------------------------------------------------------------------------------
                                 Saint Johns County, Florida, Sales Tax Revenue Bonds, GO (b):
                       1,375         Series A, 5.25% due 10/01/2028                                                           1,505
                       1,355         Series A, 5.25% due 10/01/2031                                                           1,479
                       2,000         Series A, 5.25% due 10/01/2034                                                           2,182
                       1,430         Series B, 5.25% due 10/01/2027                                                           1,568
                         840         Series B, 5.25% due 10/01/2032                                                             916
                     --------------------------------------------------------------------------------------------------------------
                       3,500     Saint Johns County, Florida, Transportation Improvement Revenue Bonds, 5.125%
                                 due 10/01/2032 (b)                                                                           3,726
                     --------------------------------------------------------------------------------------------------------------
                       4,055     Saint Lucie County, Florida, School Board, COP, 6.25% due 7/01/2010 (c)(j)                   4,684
                     --------------------------------------------------------------------------------------------------------------
                                 Saint Lucie County, Florida, School Board, COP, Refunding (c):
                       1,120         Series A, 5.50% due 7/01/2017                                                            1,244
                       1,495         Series A, 5.50% due 7/01/2018                                                            1,658
                       1,105         Series C, 5.50% due 7/01/2017                                                            1,227
                       1,170         Series C, 5.50% due 7/01/2018                                                            1,298
                     --------------------------------------------------------------------------------------------------------------

MuniHoldings Florida Insured Fund
Schedule of Investments as of May 31, 2005                        (in Thousands)

                     Face
                     Amount      Municipal Bonds                                                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
                                 Saint Lucie, Florida, West Services District, Utility Revenue Bonds (a):
                     $ 1,720         5.25% due 10/01/2034                                                                 $   1,888
                       4,750         5% due 10/01/2038                                                                        5,049
                     --------------------------------------------------------------------------------------------------------------
                       3,250     Saint Lucie, Florida, West Services District, Utility Revenue Refunding Bonds, Senior
                                 Lien, 6% due 10/01/2022 (a)                                                                  3,710
                     --------------------------------------------------------------------------------------------------------------
                       1,750     South Lake County, Florida, Hospital District Revenue Bonds (South Lake Hospital Inc.),
                                 5.80% due 10/01/2034                                                                         1,842
                     --------------------------------------------------------------------------------------------------------------
                                 Sunrise, Florida, Utility System Revenue Refunding Bonds (b):
                       8,000         5.50% due 10/01/2018                                                                     9,270
                       2,250         5.20% due 10/01/2022                                                                     2,550
                     --------------------------------------------------------------------------------------------------------------
                       2,430     Sunrise Lakes, Florida, Phase 4 Recreation District, Refunding Bonds, GO, 5.25%
                                 due 8/01/2024 (b)                                                                            2,547
                     --------------------------------------------------------------------------------------------------------------
                                 Tallahassee, Florida, Lease Revenue Bonds (Florida State University Project),
                                 Series A (a):
                       2,800         5.25% due 8/01/2023                                                                      2,993
                       1,000         5.375% due 8/01/2026                                                                     1,080
                     --------------------------------------------------------------------------------------------------------------
                      30,335     Tampa Bay, Florida, Water Utility System Revenue Bonds, 6% due 10/01/2011 (h)(j)            35,093
                     --------------------------------------------------------------------------------------------------------------
                      14,750     Tampa, Florida, Sports Authority Revenue Bonds (Local Option Sales Tax - Stadium
                                 Project), 5.25% due 1/01/2027 (a)                                                           15,288
                     --------------------------------------------------------------------------------------------------------------
                       3,835     Taylor County, Florida, Sales Tax Revenue Bonds, 6% due 10/01/2010 (h)(j)                    4,370
                     --------------------------------------------------------------------------------------------------------------
                       8,935     University of Central Florida (UCF) Athletics Association Inc., COP, Series A, 5.25%
                                 due 10/01/2034 (h)                                                                           9,674
                     --------------------------------------------------------------------------------------------------------------
                                 Village Center Community Development District, Florida, Recreational Revenue Bonds,
                                 Series A (a):
                      10,775         5.375% due 11/01/2034                                                                   11,921
                       1,750         5.125% due 11/01/2036                                                                    1,878
                     --------------------------------------------------------------------------------------------------------------
                       3,000     Village Center Community Development District, Florida, Utility Revenue Bonds, 5.25%
                                 due 10/01/2023 (a)                                                                           3,283
-----------------------------------------------------------------------------------------------------------------------------------
District of            2,050     Metropolitan Washington Airports Authority, D.C., Airport System Revenue Bonds, AMT,
Columbia - 0.4%                  Series A, 5.25% due 10/01/2032 (h)                                                           2,153
-----------------------------------------------------------------------------------------------------------------------------------
Pennsylvania - 1.7%    1,680     Delaware County, Pennsylvania, IDA, Water Facilities Revenue Bonds (Aqua Pennsylvania
                                 Inc. Project), AMT, Series A, 5% due 11/01/2037 (h)                                          1,737
                     --------------------------------------------------------------------------------------------------------------
                       7,700     Delaware County, Pennsylvania, IDA, Water Facilities Revenue Refunding Bonds (Aqua
                                 Pennsylvania Inc. Project), AMT, Series B, 5% due 11/01/2036 (h)                             7,963
-----------------------------------------------------------------------------------------------------------------------------------
Texas - 3.6%          20,350     San Antonio, Texas, Convention Center Hotel Finance Corporation, Contract Revenue
                                 Empowerment Zone Bonds, AMT, Series A, 5% due 7/15/2034 (b)                                 20,997
-----------------------------------------------------------------------------------------------------------------------------------
Puerto Rico - 3.1%     3,000     Puerto Rico Commonwealth, GO, Public Improvement, 6% due 7/01/2005 (j)                       3,038
                     --------------------------------------------------------------------------------------------------------------
                      10,125     Puerto Rico Commonwealth Highway and Transportation Authority, Transportation Revenue
                                 Bonds, Series B, 6% due 7/01/2005 (j)                                                       10,253
                     --------------------------------------------------------------------------------------------------------------
                       1,580     Puerto Rico Electric Power Authority, Power Revenue Bonds, Series RR, 5%
                                 due 7/01/2029 (l)                                                                            1,691
                     --------------------------------------------------------------------------------------------------------------
                       2,725     Puerto Rico Industrial Tourist, Educational, Medical and Environmental Control
                                 Facilities Revenue Bonds (University Plaza Project), Series A, 5.625% due 7/01/2019 (a)      3,031
-----------------------------------------------------------------------------------------------------------------------------------
                                 Total Municipal Bonds (Cost - $856,567) - 159.1%                                           920,398
-----------------------------------------------------------------------------------------------------------------------------------

MuniHoldings Florida Insured Fund
Schedule of Investments as of May 31, 2005                        (in Thousands)


                     Shares
                     Held        Short-Term Securities                                                                      Value
-----------------------------------------------------------------------------------------------------------------------------------
                      18,135     Merrill Lynch Institutional Tax-Exempt Fund (m)                                          $  18,135
-----------------------------------------------------------------------------------------------------------------------------------
                                 Total Short-Term Securities (Cost - $18,135) - 3.1%                                         18,135
-----------------------------------------------------------------------------------------------------------------------------------
                                 Total Investments (Cost - $874,702*) - 162.2%                                              938,533

                                 Other Assets Less Liabilities - 0.6%                                                         3,494

                                 Preferred Shares, at Redemption Value - (62.8%)                                           (363,399)
                                                                                                                          ---------
                                 Net Assets Applicable to Common Shares - 100.0%                                          $ 578,628
                                                                                                                          =========

* The cost and unrealized appreciation (depreciation) of investments as of May 31, 2005, as computed for federal income tax purposes, were as follows:

                                                                  (in Thousands)
      --------------------------------------------------------------------------
      Aggregate cost                                              $     875,443
                                                                  =============
      Gross unrealized appreciation                               $      64,085
      Gross unrealized depreciation                                        (995)
                                                                  -------------
      Net unrealized appreciation                                 $      63,090
                                                                  =============

(a)   MBIA Insured.
(b)   AMBAC Insured.
(c)   FSA Insured.
(d)   GNMA Collateralized.
(e)   FHLMC Collateralized.
(f) The rate disclosed is that currently in effect. This rate changes periodically and inversely based upon prevailing market rates.
(g)   FNMA Collateralized.
(h)   FGIC Insured.
(i)   FHA Insured.
(j)   Prerefunded.
(k)   Radian Insured.
(l)   CIFG Insured.
(m) Investments in companies considered to be an affiliate of the Fund (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

                                                                  (in Thousands)
      --------------------------------------------------------------------------
                                                         Net            Dividend
      Affiliate                                        Activity          Income
      --------------------------------------------------------------------------
      Merrill Lynch Institutional Tax-Exempt Fund       7,800             $162
      --------------------------------------------------------------------------

MuniHoldings Florida Insured Fund
Schedule of Investments as of May 31, 2005

      Forward interest rate swaps outstanding as of May 31, 2005 were as follows:

                                                                  (in Thousands)
      --------------------------------------------------------------------------
                                                       Notional      Unrealized
                                                        Amount      Depreciation
      --------------------------------------------------------------------------
      Receive a variable rate equal to 7-Day
       Bond Market Association Municipal
       Swap Index Rate and pay a fixed
       rate equal to 3.702%

       Broker, JPMorgan Chase Bank
       Expires July 2015                               $ 65,000       $  (1,417)
      --------------------------------------------------------------------------

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MuniHoldings Florida Insured Fund


By: /s/ Robert C. Doll, Jr.
    ---------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    MuniHoldings Florida Insured Fund

Date: July 15, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    ---------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    MuniHoldings Florida Insured Fund

Date: July 15, 2005


By: /s/ Donald C. Burke
    ---------------------------
    Donald C. Burke
    Chief Financial Officer
    MuniHoldings Florida Insured Fund

Date: July 15, 2005